Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Expense

The components of lease expense were as follows as of and for the years ended December 31, 2024 and 2023:

	Years ended December 31,
	2024	2023
Operating lease costs	$594	$594
Finance lease costs
Amortization of ROU assets	43	240
Interest on lease liabilities	1	16
Total lease costs	$638	$850

The total cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2024 and 2023 included the following:

	Years ended December 31,
	2024	2023
Operating cash flows from operating leases	$566	$500
Financing cash flows from finance leases	$130	$222

Lease term and discount rate were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (in years)
Operating leases	0.73	1.73
Finance leases	0.00	0.25
Weighted-average discount rate
Operating leases	6.66%	6.66%
Finance leases	6.50%	6.50%

Schedule of Future Minimum Payments

The Company had the following future minimum payments due under its operating lease agreements as of December 31, 2024:

For the year ended December 31,	Operating Leases
2025	$465
Total future minimum lease payments	465
Less: amount representing interest	(9)
Present value of future minimum lease payments	456
Less: current maturities	(456)
Obligations under lease liability, noncurrent	$-